UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Prime Obligation Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A)(B) — 43.9%
ANZ National International (C)
0.411%, 10/03/12	$5,000	$5,000
0.436%, 10/09/12	8,000	8,000
0.374%, 10/16/12	13,000	13,000
0.361%, 11/05/12	3,225	3,224
0.441%, 01/11/13	1,800	1,798
0.381%, 01/18/13	3,000	2,997
0.331%, 02/27/13	2,800	2,796
ASB Finance (C)
0.339%, 10/03/12	3,120	3,120
Australia & New Zealand Banking Group (C)
0.340%, 10/09/12	7,000	7,000
Bank of Tokyo-Mitsubishi
0.301%, 12/28/12	146	146
0.300%, 12/31/12	1,661	1,660
BHP Billiton Finance USA (C)
0.181%, 11/14/12	7,255	7,254
BNZ International Funding (C)
0.471%, 01/03/13	14,550	14,532
Commonwealth Bank of Australia (C)
0.270%, 10/18/12	3,010	3,010
0.381%, 01/11/13	1,120	1,119
0.381%, 01/14/13	12,175	12,161
0.321%, 02/13/13	8,820	8,809
Fairway Finance (C)
0.240%, 01/09/13	1,300	1,299
0.301%, 01/16/13	1,925	1,923
0.280%, 02/26/13	1,490	1,488
FCAR Owner Trust
0.451%, 10/01/12	8,000	8,000
0.280%, 10/01/12	10,177	10,177
0.250%, 11/05/12	105	105
0.280%, 11/14/12	2,485	2,484
0.280%, 12/10/12	1,955	1,954
0.281%, 12/17/12	235	235
0.451%, 01/02/13	7,790	7,781
0.411%, 02/04/13	3,950	3,944
0.401%, 03/13/13	1,185	1,183
General Electric
0.311%, 02/13/13	9,000	8,990
0.341%, 02/14/13	5,000	4,994
0.331%, 03/05/13	5,000	4,993
0.331%, 03/15/13	7,910	7,898
0.341%, 03/27/13	5,000	4,992
Gotham Funding (C)
0.280%, 10/24/12	9,000	8,998
0.280%, 11/13/12	8,500	8,497

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.260%, 11/13/12	$13,500	$13,496
0.250%, 11/14/12	10,000	9,997
Liberty Street Funding (C)
0.200%, 12/27/12	5,800	5,797
Manhattan Asset Funding (C)
0.230%, 10/09/12	1,285	1,285
0.220%, 10/10/12	1,140	1,140
0.270%, 10/11/12	2,126	2,126
0.270%, 10/15/12	1,020	1,020
0.200%, 10/24/12	4,240	4,239
0.210%, 10/26/12	4,350	4,349
0.330%, 11/20/12	4,210	4,208
Market Street Funding (C)
0.260%, 10/05/12	3,000	3,000
MetLife Short-Term Funding (C)
0.240%, 10/15/12	3,600	3,600
0.361%, 03/11/13	8,795	8,781
0.371%, 03/12/13	19,700	19,667
0.361%, 03/18/13	11,400	11,381
National Australia Funding Delaware (C)
0.330%, 01/14/13	2,643	2,640
Nestle Finance International
0.301%, 12/17/12	2,495	2,493
0.255%, 03/26/13	5,000	4,994
0.240%, 03/27/13	15,000	14,982
0.250%, 04/15/13	22,140	22,110
Old Line Funding (C)
0.300%, 01/16/13	10,025	10,016
0.240%, 01/31/13	1,832	1,831
0.321%, 02/19/13	2,980	2,976
0.320%, 03/07/13	1,795	1,792
Sumitomo Mitsui Banking (C)
0.325%, 11/13/12	4,000	3,998
Toyota Credit Canada
0.220%, 10/02/12	4,338	4,338
0.230%, 10/16/12	2,450	2,450
Toyota Motor Credit
0.230%, 12/28/12	5,750	5,747
Variable Funding Capital (C)
0.200%, 10/15/12	12,055	12,054
Westpac Securities (C)
0.461%, 01/02/13	10,297	10,285
Working Capital Management
0.230%, 10/01/12	3,635	3,635
0.240%, 10/03/12 (C)	14,230	14,230

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Total Commercial Paper (Cost $400,218) ($ Thousands)		$400,218

CERTIFICATES OF DEPOSIT (A) — 15.8%
Bank of Nova Scotia
0.750%, 10/15/12	$250	250
0.271%, 10/17/12 (D)	8,025	8,025
0.755%, 10/18/12 (D)	790	790
0.320%, 10/18/12	5,000	5,000
0.270%, 10/18/12 (D)	5,000	5,000
0.309%, 10/19/12 (D)	3,635	3,635
0.308%, 10/20/12 (D)	3,665	3,665
0.307%, 10/26/12 (D)	8,000	8,000
0.330%, 01/10/13	4,535	4,535
Bank of Tokyo-Mitsubishi
0.360%, 10/03/12	3,000	3,000
0.340%, 11/08/12	8,100	8,100
0.340%, 11/13/12	5,000	5,000
0.350%, 12/10/12	321	321
0.260%, 12/26/12	8,500	8,500
National Australia Bank
0.267%, 10/26/12 (D)	5,355	5,355
0.380%, 01/11/13	2,600	2,600
0.380%, 01/15/13	4,575	4,575
0.365%, 01/25/13	3,000	3,000
Sumitomo Mitsui Banking
0.340%, 10/16/12	10,000	10,000
0.340%, 10/24/12	8,000	8,000
0.320%, 11/09/12	3,525	3,525
0.320%, 11/26/12	800	800
Toronto-Dominion Bank
0.331%, 10/03/12 (D)	2,145	2,145
0.289%, 10/20/12 (D)	9,210	9,210
0.300%, 01/29/13	9,000	9,000
0.270%, 02/28/13	14,650	14,650
0.270%, 03/11/13	7,550	7,550

Total Certificates of Deposit (Cost $144,231) ($ Thousands)		144,231

MUNICIPAL BONDS (D) — 5.0%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.170%, 10/04/12	650	650

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.180%, 10/03/12	925	925

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser AA-1, RB
0.180%, 10/03/12	$750	$750
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser B-1, RB
0.200%, 10/03/12	815	815

		2,490

Connecticut — 0.1%
Connecticut State, Housing Finance Authority, Sub-Ser A-5, RB
0.177%, 10/04/12	1,186	1,186

Florida — 0.1%
Miami-Dade County, Industrial Development Authority, Miami Stadium Project, RB
0.160%, 10/02/12	400	400

Illinois — 0.4%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.250%, 10/04/12	3,975	3,975

Iowa — 0.3%
Iowa State, Finance Authority, Single-Family Mortgage Program, Ser C, RB
0.167%, 10/04/12	2,150	2,150
Iowa State, Finance Authority, Single-Family Mortgage Program, Ser G, RB
0.170%, 10/04/12	75	75
Iowa State, Finance Authority, Single-Family Mortgage Program, Ser M, RB
0.180%, 10/04/12	700	700

		2,925

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.200%, 10/04/12	670	670

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.140%, 10/03/12	3,345	3,345

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.177%, 10/04/12	1,780	1,780

2	SEI Liquid Asset Trust / Quarterly Report / September 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.190%, 10/03/12	$755	$755

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.170%, 10/03/12	390	390

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.177%, 10/04/12	950	950

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.190%, 10/01/12	1,475	1,475

Texas — 2.4%
JPMorgan Chase Putters, Ser 4262, RB
0.200%, 10/01/12 (C)	3,635	3,635
JPMorgan Chase Putters, Ser 4264, RB
0.200%, 10/01/12 (C)	7,635	7,635
Texas State, Small Business Project, Ser B, GO
0.210%, 10/04/12	2,245	2,245
Texas State, Veterans Assistance, Ser I, GO
0.207%, 10/03/12	605	605
Texas State, Veterans Housing Assistance, GO
0.210%, 10/03/12	1,075	1,075
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.177%, 10/03/12	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.210%, 10/03/12	2,095	2,095
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.207%, 10/03/12	300	300
Texas State, Veterans Land Project, GO
0.190%, 10/02/12	630	630
Texas State, Veterans Land Project, GO
0.210%, 10/02/12	190	190
University of Texas System, Ser B, RB
0.170%, 10/04/12	1,580	1,580

		21,990

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.180%, 10/03/12	$500	$500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.170%, 10/03/12	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.207%, 10/04/12	310	310

		3,110

Total Municipal Bonds (Cost $46,091) ($ Thousands)		46,091

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 3.9%
FFCB
0.248%, 10/10/12	3,000	3,000
FHLB
0.240%, 10/01/12	4,065	4,064
0.240%, 10/01/12	3,320	3,319
0.230%, 10/01/12	2,660	2,659
FHLMC
0.440%, 10/01/12	7,020	7,018
FNMA
0.380%, 10/01/12	2,500	2,500
0.370%, 10/01/12	1,000	1,000
0.249%, 10/20/12	2,000	2,000
0.199%, 10/20/12	4,590	4,588
0.400%, 11/01/12	5,600	5,600

Total U.S. Government Agency Obligations (Cost $35,748) ($ Thousands)		35,748

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes
0.500%, 11/30/12	1,600	1,601
1.125%, 12/15/12	2,220	2,224
1.375%, 01/15/13	6,750	6,774

Total U.S. Treasury Obligations (Cost $10,599) ($ Thousands)		10,599

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TIME DEPOSIT — 0.7%
U.S. Bank N.A.
0.150%, 10/01/12	$6,160	$6,160

Total Time Deposit (Cost $6,160) ($ Thousands)		6,160

CORPORATE OBLIGATIONS — 0.5%
Commonwealth Bank of Australia (C)
2.750%, 10/15/12	1,187	1,188
General Electric Capital
2.800%, 01/08/13	363	365
5.450%, 01/15/13	118	120
Shell International Finance
1.875%, 03/25/13	2,755	2,776

Total Corporate Obligations (Cost $4,449) ($ Thousands)		4,449

REPURCHASE AGREEMENTS (E) — 29.0%
Citibank 0.250%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $48,001,000 (collateralized by various GNMA, FHLMC and FNMA obligations, ranging in par value $1,348,772-$11,000,000, 3.000%-5.500%, 11/01/26- 08/20/42; with total market value $48,961,021)	48,000	48,000
Goldman Sachs 0.200%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $12,285,205 (collateralized by various FHLMC obligations, ranging in par value $4,298,341-$8,211,976, 4.000%-4.500%, 01/01/41- 04/01/42; with total market value $12,530,910)	12,285	12,285
JPMorgan Chase 0.260%, dated 09/25/12, to be repurchased on 10/02/12, repurchase price $4,660,236 (collateralized by FNMA, par value $4,390,000, 6.000%, 04/01/22; with total market value $4,893,518)	4,660	4,660

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.250%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $48,001,000 (collateralized by various FNMA obligations, ranging in par value $4,030,000-$31,789,086, 2.312%-5.705%, 03/01/34- 08/01/42; with total market value $48,963,018)	$48,000	$48,000
JPMorgan Chase 0.230%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $10,780,207 (collateralized by Ruby Pipeline, par value $10,155,000, 6.000%, 04/01/22; with total market value $11,319,744)	10,780	10,780
Mizuho Securities 0.300%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $22,270,557 (collateralized by various GNMA obligations, ranging in par value $896,181-$9,425,749, 3.000%-4.000%, 03/15/42- 08/15/42; with total market value $22,715,401)	22,270	22,270
RBC Capital 0.240%, dated 09/27/12, to be repurchased on 10/04/12, repurchase price $10,760,502 (collateralized by Rabobank, ranging in par value $2,310,039-$8,773,279, 0.000%-0.400%, 03/11/13- 03/21/13; with total market value $11,083,318)	10,760	10,760
RBC Capital 0.230%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $48,000,920 (collateralized by GNMA, par value $45,618,890, 3.000%, 08/20/42; with total market value $48,960,939)	48,000	48,000

4	SEI Liquid Asset Trust / Quarterly Report / September 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.230%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $48,000,920 (collateralized by FNMA and FHLMC, ranging in par value $18,441,590-$34,132,765, 3.000%-5.249%, 06/01/27- 07/01/38; with total market value $48,960,939)	$48,000	$48,000
Wells Fargo 0.180%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $11,520,173 (collateralized by Duke Energy and FMC Technologies, ranging in par value $1,990,732- $9,505,379, 2.000%-6.250%, 10/01/17-06/15/18; with total market value $12,096,182)	11,520	11,520

Total Repurchase Agreements (Cost $264,275) ($Thousands)		264,275

Total Investments — 100.0% (Cost $911,771) ($ Thousands) †		$911,771

Percentages are based on Net Assets of $911,557 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of September 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC- 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Liquid Asset Trust / Quarterly Report / September 30, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 16, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: November 16, 2012